Description of Business and Significant Accounting Policies - Redeemable Noncontrolling Interests and Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Subscription price of redeemable noncontrolling interest									$ 0	$ 43	$ 0
Earnings Per Share Reconciliation [Abstract]
Income (loss) from continuing operations	239	88	89	59	(301)	68	81	55	475	(97)	277
Income (loss) from discontinued operations, net of tax	3	(1)	13	(9)	(68)	(7)	(12)	(6)	6	(93)	(10)
Net income (loss)									481	(190)	267
Weighted average outstanding shares of common stock									159.3	158.0	159.8
Dilutive effect of employee stock options and restricted stock									4.5	0	1.4
Common stock and common stock equivalents										161.0
Basic earnings (loss) per share [Abstract]
From continuing operations (in dollars per share)	$ 1.49	$ 0.55	$ 0.56	$ 0.37	$ (1.91)	$ 0.43	$ 0.51	$ 0.35	$ 2.98	$ (0.61)	$ 1.73
From discontinued operations (in dollars per share)									$ 0.04	$ (0.59)	$ (0.06)
Total basic earnings (loss) per share	$ 1.51	$ 0.55	$ 0.64	$ 0.32	$ (2.34)	$ 0.39	$ 0.44	$ 0.31	$ 3.02	$ (1.20)	$ 1.67
Diluted earnings (loss) per share [Abstract]
From continuing operations (in dollars per share)	$ 1.45	$ 0.53	$ 0.54	$ 0.36	$ (1.91)	$ 0.42	$ 0.50	$ 0.34	$ 2.90	$ (0.61)	$ 1.72
From discontinued operations (in dollars per share)									$ 0.04	$ (0.59)	$ (0.06)
Total diluted earnings (loss) per share	$ 1.47	$ 0.53	$ 0.62	$ 0.31	$ (2.34)	$ 0.38	$ 0.43	$ 0.30	$ 2.94	$ (1.20)	$ 1.66
Antidilutive options to purchase excluded from computation of diluted earnings per share									1.2	3.7	5.6
NCR Manaus [Member]
Redeemable Noncontrolling Interest [Line Items]
Voting equity interest sold					49.00%					49.00%
Subscription price of redeemable noncontrolling interest										$ 43
Redeemable noncontrolling interest, defined financial performance period ending in 2016										5 years